Share-based payments - Rollforward (Details)	1 Months Ended							12 Months Ended
	Dec. 31, 2019 EquityInstruments € / shares	Nov. 30, 2019 EquityInstruments	Jun. 30, 2019 EquityInstruments	Dec. 31, 2018 EquityInstruments € / shares	Jun. 30, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments € / shares	Jun. 30, 2017 EquityInstruments	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares	Dec. 31, 2017 EquityInstruments € / shares
Number of stock options
Total options at beginning of year | EquityInstruments								3,536,651	2,862,216	2,293,636
Granted | EquityInstruments	921,885	19,800	423,487	861,575	178,900	653,825	120,536	1,365,172	1,040,475	774,361
Exercised | EquityInstruments								(419,317)	(319,671)	(203,412)
Forfeited | EquityInstruments								(124,437)	(46,369)	(2,369)
Total options at end of year | EquityInstruments	4,358,069			3,536,651		2,862,216		4,358,069	3,536,651	2,862,216
Exercisable | EquityInstruments	2,203,476			1,859,315		1,598,829		2,203,476	1,859,315	1,598,829
Weighted average exercise price
Beginning balance								€ 33.42	€ 11.54	€ 7.72
Granted								128.52	85.37	20.74
Exercised								11.35	7.02	3.46
Forfeited								88.92	30.44	12.52
Ending balance	€ 63.75			€ 33.42		€ 11.54		63.75	33.42	11.54
Exercisable	€ 22.59			€ 9.62		€ 6.80		22.59	9.62	6.80
Weighted average share price								€ 110.99	€ 66.93	€ 23.53
Weighted average remaining contractual life								7 years 3 months 7 days	7 years 9 months 26 days	8 years 11 days